Expense Example {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund- Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 34
3 years	105
5 years	182
10 years	$ 402